Vessels, Port Terminals and Other Fixed Assets, Net (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 12, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Jun. 03, 2016	Mar. 31, 2016
Property Plant And Equipment [Line Items]
Cash consideration for purchase of vessel		$ 60,115	$ 0
Purchase price obligation		18,555		$ 20,649
Repayments of obligations under capital leases		2,094	709
Payments for construction in progress		44,628	6,625
Vessels, Port Terminals and Other Fixed Assets
Property Plant And Equipment [Line Items]
Capitalized interest costs		$ 5,175		5,847
Navios Sphera
Property Plant And Equipment [Line Items]
Year Built		2016
Date of delivery		Jan. 12, 2016
Vessel capacity in DWT		84,872 dwt
Total purchase price		$ 34,352
Navios Sphera and Navios Mars
Property Plant And Equipment [Line Items]
Cash consideration for purchase of vessel	$ 49,910
Amount transferred to vessels' cost						$ 29,695
Amount of loan used to finance purchase of vessel	$ 39,900
Navios Mars
Property Plant And Equipment [Line Items]
Year Built		2016
Date of delivery		Jan. 12, 2016
Vessel capacity in DWT		181,259 dwt
Total purchase price		$ 55,458
Navios Logistics
Property Plant And Equipment [Line Items]
Total consideration paid for acquisition		$ 17,000
Navios Logistics | Ferni H
Property Plant And Equipment [Line Items]
Purchase price obligation			5,325
Expiration date of the capital lease agreement		January 2020
Navios Logistics | San San H
Property Plant And Equipment [Line Items]
Purchase price obligation			5,150
Expiration date of the capital lease agreement		April 2020
Navios Logistics | Ferni H and San San H
Property Plant And Equipment [Line Items]
Repayments of obligations under capital leases		$ 2,094	$ 710
Navios Logistics | Expansion of its dry port
Property Plant And Equipment [Line Items]
Payments for construction in progress		76,153		29,484
Navios Logistics | Three new pushboats, price per each
Property Plant And Equipment [Line Items]
Total purchase price					$ 7,344
Payments for construction in progress		$ 15,516		$ 14,770
Date of expected delivery		Q1 2017